[AIM LOGO APPEARS HERE]           Dear Shareholder:

                 [PHOTO of        As the six-month period covered by this report
            Charles T. Bauer,     was closing, the U.S. economy continued to
             Chairman of the      move ahead at a brisk pace. During the final
LETTER      Board of The Fund     quarter of 1998, the economy grew at its
TO OUR       APPEARS HERE]        fastest rate in two and a half years. Total
SHAREHOLDERS                      gross domestic product (GPD) growth for 1998
                                  was 3.9%.
                There was a different story overseas. Throughout the second half of 1998, the global economy continued to experience economic turmoil, financial instability and increased credit concerns. Certain regions, particularly Asia, Russia and Latin America, remained in a severe downturn.
                As a result of this global meltdown, the U.S. Federal Open
              Market Committee of the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75% in three steps between September and November. The discount rate was also reduced from 5% to 4.5%. Interest rates were lowered, not to stimulate an already strong U.S. economy, but to minimize the impact of the international economic crises upon the U.S. economy and to decrease volatility and calm the financial markets. In the United States and Europe, financial markets were very volatile, but the underlying economies continued surprisingly strong growth.
                The yield on the one-year Treasury bill, which was as high as
              5.32% in early July, dropped to 4.37% in early December as an increase in the one-year Treasury bill's price caused its yield to decline. The price increase was a result of investors' demand for Treasuries in a "flight to quality" environment resulting from the international crises and credit concerns.

              YOUR INVESTMENT PORTFOLIO

              As Treasury bill yields continued to drop significantly below the federal funds target, the managers of the Portfolio increased their exposure to the repurchase-agreement market and looked more selectively out the yield curve. With little reason to extend weighted average maturity (WAM) to pick up yield, the managers kept the WAM in the 20- to 40-day range. Employing the barbell structure, the portfolio managers were able to take advantage of the higher-yielding overnight market while looking for strategic opportunities out the curve. At the close of the reporting period, the WAM of the Portfolio was 39 days. The Portfolio will continue to maintain a relatively short maturity structure, remaining flexible to take advantage of any sudden market moves.
                Using this strategy, the Institutional Class of the Portfolio outperformed its comparative indexes as of February 28, 1999, as shown in Table 1.

              Table 1: Yields as of 2/28/99

                                                     Average          Seven-Day
                                                  Monthly Yield         Yield
              Treasury Portfolio
              Institutional Class                     4.68%             4.72%

              IBC Money Fund Averages(TM)-
              U.S. Treasury &
              Repurchase Agreements                   4.10%             4.17%

              IBC Money Fund Averages(TM)-
              Government Only/Institutions Only       4.43%             4.45%

              Table 2: Lipper Rankings as of 2/28/99

                        Treasury Portfolio  Funds in Institutional
                       Institutional Class   U.S. Treasury Money    Percentile
               Period         Rank             Market Category         Rank
              1 Year           1                    121                 1%
              3 Years          1                     89                 2%
              5 Years          1                     63                 2%
              10 Years         1                     16                 6%

              Fund percentage rankings are based on total returns and are vs. all institutional U.S. Treasury money market funds tracked by Lipper Inc., excluding sales charges and including fees and expenses. Lipper Inc. is an independent mutual fund performance monitor. Past performance cannot guarantee comparable future results.



                As of the close of the reporting period on February 28, the
              Institutional Class of the Portfolio maintained its ranking at the top of its peer group, as shown in Table 2. The Portfolio also received Lipper Performance Achievement Certificates recognizing it as the number-one fund in


                                                                     (continued)
              its peer group for the one-, five-and 10-year periods ended December 31, 1998.
                The Portfolio holds the highest credit quality ratings given by three widely known credit- rating agencies. It continues to be rated AAAm by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc. In addition, shortly after the reporting period closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA. These ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the only multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.
                Net assets of the Institutional Class stood at $3.46 billion at the close of the reporting period, up from $2.99 billion six months earlier.
                The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. As with any money market fund, an investment in the Treasury Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

              OUTLOOK FOR THE FUTURE

              Statistics released shortly after the close of the reporting period showed that employment gains have exceeded expectations and wage inflation has been virtually non-existent. This caused interest rates to drop, another indication the U.S. economy continues to benefit from the unusual combination of strong growth and low inflation.
                As 1998 ended, there was speculation the Fed might decrease interest rates even more. However, this view changed abruptly with the release of stronger-than-expected adjusted December and January economic numbers during the first quarter of 1999. These numbers and other factors led many to speculate about the Fed changing course and raising short-term rates again. We believe it is unlikely such a move would be made soon because inflation remains negligible despite robust economic growth. For the 12 months ended February 1999, producer prices were up just 0.5%, and prices for intermediate goods actually fell during February 1999. Retail sales growth and other economic indicators led to estimated annualized GDP of 4.6% for the first quarter of 1999.
                We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

              Respectfully submitted,


              /s/ CHARLES T. BAUER
              Charles T. Bauer
              Chairman

                       AVERAGE MONTHLY YIELD COMPARISON
      6 months ended 2/28/99 (Yields are average  monthly yields for the month-ends shown.)

       Short-Term Investments Trust   IBC Money Fund Averages(TM)   IBC Money Fund Averages(TM)
            Treasury Portfolio               Government                  U.S. Treasury &
            Institutional Class                 Only/                      Repurchase
                                            Institutions                   Agreements
                                                Only
9/98               5.45                         5.07                          4.82
10/98              4.98                         4.73                          4.41
11/98              4.88                         4.6                           4.3
12/98              4.79                         4.53                          4.22
1/99               4.72                         4.47                          4.14
2/99               4.68                         4.42                          4.1


                     WEIGHTED AVERAGE MATURITY COMPARISON
             6 months ended 2/28/99 (As of the month-ends shown.)

       Short-Term Investments Trust   IBC Money Fund Averages(TM)   IBC Money Fund Averages(TM)
            Treasury Portfolio                Government                  U.S. Treasury &
            Institutional Class                  Only/                      Repurchase
                                             Institutions                   Agreements
                                                 Only
9/98                 23                            39                            36
10/98                27                            44                            38
11/98                30                            49                            41
12/98                37                            46                            41
1/99                 41                            45                            39
2/99                 39                            52                            50

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1999
(Unaudited)

                                                       PAR
                                           MATURITY   (000)        VALUE
U.S. TREASURY SECURITIES - 25.97%

U.S. TREASURY BILLS(a) - 7.48%
3.87%                                      04/15/99 $ 50,000  $   49,758,125
----------------------------------------------------------------------------
4.71%                                      04/22/99   50,000      49,659,833
----------------------------------------------------------------------------
4.725%                                     04/22/99   25,000      24,829,375
----------------------------------------------------------------------------
4.73%                                      04/22/99   25,000      24,829,195
----------------------------------------------------------------------------
4.74%                                      04/22/99   19,000      18,869,913
----------------------------------------------------------------------------
5.135%                                     04/29/99   50,000      49,579,215
----------------------------------------------------------------------------
5.173%                                     04/29/99   50,000      49,576,142
----------------------------------------------------------------------------
4.44%                                      05/06/99   25,000      24,796,500
----------------------------------------------------------------------------
5.15%                                      05/27/99   25,000      24,688,854
----------------------------------------------------------------------------
4.658%                                     08/19/99   50,000      48,893,844
----------------------------------------------------------------------------
4.485%                                     12/09/99   50,000      48,237,146
----------------------------------------------------------------------------
                                                                 413,718,142
----------------------------------------------------------------------------

U.S. TREASURY NOTES - 18.49%

6.25%                                      03/31/99   25,000      25,014,182
----------------------------------------------------------------------------
6.375%                                     04/30/99   50,000      50,163,934
----------------------------------------------------------------------------
6.25%                                      05/31/99   50,000      50,185,938
----------------------------------------------------------------------------
6.75%                                      05/31/99   75,000      75,380,143
----------------------------------------------------------------------------
6.75%                                      06/30/99  150,000     150,615,641
----------------------------------------------------------------------------
6.375%                                     07/15/99  130,000     130,646,729
----------------------------------------------------------------------------
5.875%                                     07/31/99   50,000      50,226,705
----------------------------------------------------------------------------
6.875%                                     07/31/99   50,000      50,419,111
----------------------------------------------------------------------------
6.00%                                      08/15/99   25,000      25,149,495
----------------------------------------------------------------------------
5.875%                                     08/31/99   25,000      25,194,647
----------------------------------------------------------------------------
6.875%                                     08/31/99   25,000      25,324,516
----------------------------------------------------------------------------
5.75%                                      09/30/99   75,000      75,453,696
----------------------------------------------------------------------------
7.125%                                     09/30/99   50,000      50,704,565
----------------------------------------------------------------------------
5.625%                                     10/31/99   80,000      80,462,841
----------------------------------------------------------------------------
7.50%                                      10/31/99   50,000      50,934,336
----------------------------------------------------------------------------
7.75%                                      11/30/99   55,612      56,800,359
----------------------------------------------------------------------------
6.375%                                     01/15/00   50,000      50,553,406
----------------------------------------------------------------------------
                                                               1,023,230,244
----------------------------------------------------------------------------
   Total U.S. Treasury Securities (Cost
    $1,436,948,386)                                            1,436,948,386
----------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                1,436,948,386
----------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)        VALUE
REPURCHASE AGREEMENTS(b) - 76.18%

BancAmerica Robertson Stephens(c)
 4.75%                                   03/01/99 $250,000  $  250,000,000
-----------------------------------------------------------------------------
Barclays Capital, Inc.(d)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
 4.77%                                         --  150,000     150,000,000
-----------------------------------------------------------------------------
BT Alex - Brown, Inc.(f)
 4.78%                                   03/01/99  160,000     160,000,000
-----------------------------------------------------------------------------
CIBC Oppenheimer Corp.(g)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Credit Suisse First Boston Corp.(h)
 4.78%                                   03/01/99  100,000     100,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc.(i)
 4.75%                                         --  800,000     800,000,000
-----------------------------------------------------------------------------
First Chicago Capital Markets, Inc.(j)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc.(k)
 4.74%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc.(l)
 4.75%                                   03/01/99  150,000     150,000,000
-----------------------------------------------------------------------------
Merrill Lynch Government Securities,
 Inc.(m)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Warburg Dillon Read, LLC(n)
 4.72%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Warburg Dillon Read, LLC(o)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
SG Cowen Securities Corp.(p)
 4.75%                                   03/01/99  355,318     355,318,343
-----------------------------------------------------------------------------
State Street Bank and Trust Co.(q)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale(r)
 4.75%                                   03/01/99  250,000     250,000,000
-----------------------------------------------------------------------------
   Total Repurchase Agreements (Cost
    $4,215,318,343)                                          4,215,318,343
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.15%                                  5,652,266,729(s)
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.15%)                       (119,123,984)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                        $5,533,142,745
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $250,000,000 U.S. Government obligations, 4.75% to 7.50% due 02/15/04 to
    02/15/05 with an aggregate market value at 02/28/99 of $255,212,474.
(d) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $251,415,000 U.S. Government obligations, 5.625% to 6.875% due 07/31/99 to 10/31/99 with an aggregate market value at 02/28/99 of $255,000,856.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $433,517,000 U.S. Government obligations, 0% to 10.625% due 05/15/99 to 11/15/27 with an aggregate market value at 02/28/99 of $153,209,953.
(f) Joint repurchase agreement entered into 02/26/99 with a maturing value of $250,099,583. Collateralized by $263,100,000 U.S. Government obligations, 0% due 08/15/99 to 02/15/00 with an aggregate market value at 02/28/99 of $254,885,090.
(g) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $237,304,000 U.S. Government obligations, 0% to 14.08% due 04/22/99 to 08/15/27 with an aggregate market value at 02/28/99 of $255,002,657.
(h) Entered into 02/26/99 with a maturing value of $100,039,833. Collateralized by $310,967,026 U.S. Government obligations, 0% to 8.75% due 08/15/09 to 05/15/20 with an aggregate market value at 02/28/99 of $103,707,282.
(i) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $781,060,000 U.S. Government obligations, 0% to 8.125% due 07/22/99 to 07/15/02 with an aggregate market value at 02/28/99 of $816,000,400.
(j) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $236,060,000 U.S. Government obligations, 3.625% to 8.125% due 02/28/99 to 04/15/28 with an aggregate market value at 02/28/99 of $255,000,576.
(k) Entered into 02/26/99 with a maturing value of $250,888,750. Collateralized by $498,737,000 U.S. Government obligations, 0% to 11.75% due 05/15/99 to 11/25/27 with an aggregate market value at 02/28/99 of $255,000,698.
(l) Entered into 02/26/99 with a maturing value of $150,059,375. Collateralized by $120,550,000 U.S. Government obligations, 4.75% to 9.25% due 02/15/04 to
    02/15/16 with an aggregate market value at 02/28/99 of $153,001,515.
(m) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $234,297,000 U.S. Government obligations, 4.25% to 8.50% due 08/31/99 to
    02/15/23 with an aggregate market value at 02/28/99 of $255,000,487.
(n) Term repurchase agreement entered into 01/28/99 with a maturity date of 03/01/99 however, either party may terminate the agreement as of any business day not less than one business day after receipt of written notice from the terminating party. Collateralized by $821,757,000 U.S. Government obligations, 0% to 5.875% due 08/31/99 to 05/15/20 with an aggregate market value at 02/28/99 of $255,026,530.
(o) Joint repurchase agreement entered into 02/26/99 with a maturing value of $500,197,917. Collateralized by $1,391,757,000 U.S. Government obligations, 0% to 6.875% due 02/15/00 to 08/15/27 with an aggregate market value at 02/28/99 of $510,248,025.
(p) Joint repurchase agreement entered into 02/26/99 with a maturing value of $600,237,500. Collateralized by $547,514,000 U.S. Government obligations, 5.25% to 15.75% due 03/31/99 to 11/15/27 with an aggregate market value at 02/28/99 of $612,193,164.
(q) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $220,410,000 U.S. Government obligations, 6.50% to 8.75% due 05/15/17 to
    11/15/26 with an aggregate market value at 02/28/99 of $255,001,963.
(r) Entered into 02/26/99 with a maturing value of $250,098,958. Collateralized by $188,908,000 U.S. Government obligations, 5.375% to 14.00% due 06/30/03 to 08/15/21 with an aggregate market value at 02/28/99 of $255,000,875.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
(Unaudited)

ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,436,948,386
------------------------------------------------------------------------
Repurchase agreements                                      4,215,318,343
------------------------------------------------------------------------
Interest receivable                                           18,816,180
------------------------------------------------------------------------
Investment for deferred compensation plan                         95,252
------------------------------------------------------------------------
Other assets                                                     174,743
------------------------------------------------------------------------
  Total assets                                             5,671,352,904
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       118,188,316
------------------------------------------------------------------------
 Dividends                                                    18,908,690
------------------------------------------------------------------------
 Deferred compensation                                            95,252
------------------------------------------------------------------------
Accrued administrative services fees                              12,615
------------------------------------------------------------------------
Accrued advisory fees                                            238,673
------------------------------------------------------------------------
Accrued distribution fees                                        394,778
------------------------------------------------------------------------
Accrued transfer agent fees                                       72,494
------------------------------------------------------------------------
Accrued trustees' fees                                             5,000
------------------------------------------------------------------------
Accrued operating expenses                                       294,341
------------------------------------------------------------------------
  Total liabilities                                          138,210,159
------------------------------------------------------------------------
NET ASSETS                                                $5,533,142,745
========================================================================

NET ASSETS:

Institutional Class                                       $3,455,203,107
========================================================================
Private Investment Class                                  $  367,386,016
========================================================================
Personal Investment Class                                 $  447,735,309
========================================================================
Cash Management Class                                     $  880,161,716
========================================================================
Reserve Class                                             $      204,913
========================================================================
Resource Class                                            $  382,451,684
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        3,455,066,613
========================================================================
Private Investment Class                                     367,376,130
========================================================================
Personal Investment Class                                    447,717,413
========================================================================
Cash Management Class                                        880,118,604
========================================================================
Reserve Class                                                    204,913
========================================================================
Resource Class                                               382,431,844
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
(Unaudited)


INVESTMENT INCOME:

Interest income                                       $137,672,982
-------------------------------------------------------------------
EXPENSES:
Advisory fees                                            1,585,584
-------------------------------------------------------------------
Custodian fees                                             108,877
-------------------------------------------------------------------
Administrative services fees                                84,325
-------------------------------------------------------------------
Trustees' fees and expenses                                 25,132
-------------------------------------------------------------------
Transfer agent fees                                        364,728
-------------------------------------------------------------------
Distribution fees (Note 2)                               3,356,856
-------------------------------------------------------------------
Other                                                      205,052
-------------------------------------------------------------------
  Total expenses                                         5,730,554
-------------------------------------------------------------------
Less: Fee waivers                                       (1,055,502)
-------------------------------------------------------------------
  Net expenses                                           4,675,052
-------------------------------------------------------------------
Net investment income                                  132,997,930
-------------------------------------------------------------------
Net realized gain on sales of investments                  104,590
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $133,102,520
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1999 and for the year ended August 31,
1998
(Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   1999            1998
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $  132,997,930  $  282,365,404
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           104,590          17,887
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    133,102,520     282,383,291
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                            (80,398,902)   (171,162,611)
-----------------------------------------------------------------------------
  Private Investment Class                        (8,278,198)    (20,105,302)
-----------------------------------------------------------------------------
  Personal Investment Class                       (9,027,064)    (18,031,165)
-----------------------------------------------------------------------------
  Cash Management Class                          (26,120,890)    (55,954,060)
-----------------------------------------------------------------------------
  Reserve Class                                         (587)             --
-----------------------------------------------------------------------------
  Resource Class                                  (9,172,289)    (17,112,266)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains:
-----------------------------------------------------------------------------
  Institutional Class                               (432,019)             --
-----------------------------------------------------------------------------
  Private Investment Class                           (43,762)             --
-----------------------------------------------------------------------------
  Personal Investment Class                          (47,810)             --
-----------------------------------------------------------------------------
  Cash Management Class                             (126,800)             --
-----------------------------------------------------------------------------
  Resource Class                                     (49,582)             --
-----------------------------------------------------------------------------
Share transactions-net (See Note 4)              389,503,964    (116,572,228)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets          388,908,581    (116,554,341)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          5,144,234,164   5,260,788,505
-----------------------------------------------------------------------------
  End of period                               $5,533,142,745  $5,144,234,164
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $5,532,915,517  $5,143,411,553
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       227,228         822,611
-----------------------------------------------------------------------------
                                              $5,533,142,745  $5,144,234,164
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1999, the Fund reimbursed AIM $84,325 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1999, the Portfolio paid AFS $247,916 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $539,008, $1,022,315, $431,237, $126 and
$308,668, respectively, as compensation under the Plan. FMC waived fees of $1,055,502 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1999, the Portfolio paid legal fees of $4,491 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1999 and the year ended August 31, 1998 were as follows:

                                FEBRUARY 28, 1999                  AUGUST 31, 1998
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     10,788,400,876  $10,788,400,876   18,385,087,568  $18,385,087,568
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     762,911,985      762,911,985    1,991,337,616    1,991,337,616
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                   2,035,980,105    2,035,980,105    3,949,434,631    3,949,434,631
-------------------------------------------------------------------------------------------
  Cash Management Class    4,345,361,793    4,345,361,793    6,742,292,291    6,742,292,291
-------------------------------------------------------------------------------------------
  Reserve Class*                 204,913          204,913               --               --
--------------------------------------------------------------------------------
  Resource Class           1,180,258,417    1,180,258,417    2,712,585,402    2,712,585,402
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         19,680,199       19,680,199       34,740,376       34,740,376
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       3,202,359        3,202,359        5,517,795        5,517,795
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                       8,304,749        8,304,749       16,025,048       16,025,048
-------------------------------------------------------------------------------------------
  Cash Management Class       11,094,426       11,094,426       20,427,201       20,427,201
-------------------------------------------------------------------------------------------
  Resource Class               9,240,659        9,240,659       15,915,270       15,915,270
--------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (10,340,881,880) (10,340,881,880) (18,839,453,624) (18,839,453,624)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    (758,999,033)    (758,999,033)  (2,099,963,668)  (2,099,963,668)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  (2,002,310,361)  (2,002,310,361)  (3,882,639,209)  (3,882,639,209)
-------------------------------------------------------------------------------------------
  Cash Management Class   (4,409,979,110)  (4,409,979,110)  (6,658,189,744)  (6,658,189,744)
-------------------------------------------------------------------------------------------
  Resource Class          (1,262,966,133)  (1,262,966,133)  (2,509,689,181)  (2,509,689,181)
--------------------------------------------------------------------------------------------
Net increase (decrease)      389,503,964  $   389,503,964     (116,572,228) $  (116,572,228)
============================================================================================

* The Reserve Class commenced sales on January 1, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Institutional Class outstanding during the six months ended February 28, 1999 and each of the years in the five-year period ended August 31, 1998.

                                                               AUGUST 31,
                         FEBRUARY 28,    ----------------------------------------------------------
                             1999           1998        1997        1996        1995        1994
                         ------------    ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of period      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income         0.02           0.05        0.05        0.05        0.06        0.04
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income           (0.02)         (0.05)      (0.05)      (0.05)      (0.06)      (0.04)
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Net asset value, end of
 period                   $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Total return                    2.48%          5.64%       5.47%       5.57%       5.66%       3.53%
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $3,455,203     $2,988,375  $3,408,010  $2,335,441  $2,669,637  $2,452,389
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets             0.09%(a)       0.08%       0.09%       0.09%       0.10%       0.08%
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets                         4.91%(a)       5.50%       5.35%       5.43%       5.53%       3.39%
=======================   ==========     ==========  ==========  ==========  ==========  ==========

(a)Ratios are annualized and based on average net assets of $3,304,173,980.

                         TRUSTEES
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham              Short-Term
Owen Daly II                              Prema Mathai-Davis              Investments Trust
Edward K. Dunn, Jr.                         Lewis F. Pennock              (STIT)
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
John J. Arthur                     Sr. Vice President & Treasurer
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton               Vice President & Assistant Treasurer         Treasury
Melville B. Cox                                    Vice President         Portfolio
Karen Dunn Kelley                                  Vice President         ----------------------------------------
J. Abbott Sprague                                  Vice President         Institutional                     SEMI-
Mary J. Benson     Assistant Vice President & Assistant Treasurer         Class                             ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer                                           REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                FEBRUARY 28, 1999
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.                                            [LOGO APPEARS HERE]
                 11 Greenway Plaza, Suite 100                                      FUND MANAGEMENT COMPANY
                    Houston, TX 77046-1173
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO TRUSTEES
               Kramer, Levin, Naftalis & Frankel LLP
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

